Interest and Inflation Income (Tables)	12 Months Ended
Dec. 31, 2024
Interest and Inflation Income [Abstract]
Schedule of Income from Interest	For the years ended December 31, 2024, 2023 and 2022 the income from interest, was attributable to the following items:

	For the years ended December 31,
	2024			2023			2022
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets at amortised cost
Resale agreements	4,492	-	4,492	70	-	70	1,063	-	1,063
Debt financial instruments	229,678	74,405	304,083	120,363	78,200	198,563	62,876	195,082	257,958
Interbank loans	909	-	909	579		579	925	-	925
Commercial loans	1,253,980	268,740	1,522,720	1,287,677	291,578	1,579,255	954,978	825,146	1,780,124
Mortgage loans	600,978	742,184	1,343,162	527,305	759,963	1,287,268	412,741	1,818,172	2,230,913
Consumer loans	837,173	185	837,358	786,879	240	787,119	629,770	1,090	630,860
Other interest income	142,804	4,872	147,676	182,025	4,739	186,764	78,192	8,242	86,434
Subtotal	3,070,014	1,090,386	4,160,400	2,904,898	1,134,720	4,039,618	2,140,545	2,847,732	4,988,277
Financial asset at fair value through other comprehensive income
Debt financial instruments	143,059	14,212	157,271	413,690	14,851	428,541	270,026	43,104	313,130
Other financial instruments	4,129	686	4,815	7,200	542	7,742	1,705	1,643	3,348
Subtotal	147,188	14,898	162,086	420,890	15,393	436,283	271,731	44,747	316,478
Hedging accounting	403,381	(631,050)	(227,669)	546,785	(618,695)	(71,910)	437,899	(1,655,998)	(1,218,099)
TOTAL	3,620,583	474,234	4,094,817	3,872,573	531,418	4,403,991	2,850,175	1,236,481	4,086,656

Schedule of Bank’s Expenses Classified as Interest Expense	For the years ended December 31, 2024, 2023 and 2022, the Bank’s expenses classified as interest expense are as follows:

	For the years ended December 31,
	2024			2023			2022
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial liabilities at amortised cost
Demand deposits	(13,001)	(4,125)	(17,126)	(12,228)	(4,364)	(16,592)	(13,623)	(12,023)	(25,646)
Time deposits and liabilities	(932,793)	(39,818)	(972,611)	(1,221,707)	(59,873)	(1,281,580)	(759,511)	(119,613)	(879,124)
Repurchase agreements	(46,954)	-	(46,954)	(47,267)	-	(47,267)	(15,774)	-	(15,774)
Interbank loans	(264,093)	(59)	(264,152)	(235,583)	-	(235,583)	(98,357)	-	(98,357)
Issued debt instruments	(262,769)	(176,071)	(438,840)	(231,211)	(185,870)	(417,081)	(174,707)	(448,103)	(622,810)
Other financial liabilities	(71,207)	(12,295)	(83,502)	(51,349)	(18,731)	(70,080)	(26,430)	(39,934)	(66,364)
Subtotal	(1,590,817)	(232,368)	(1,823,185)	(1,799,345)	(268,838)	(2,068,183)	(1,088,402)	(619,673)	(1,708,075)
Lease contracts	(7,617)	-	(7,617)	(3,601)		(3,601)	(2,862)	-	(2,862)
Regulatory capital financial instruments	(69,419)	(68,404)	(137,823)	(64,937)	(70,550)	(135,487)	(66,728)	(172,949)	(239,677)
Others equity instruments	(31,517)	-	(31,517)	(28,389)		(28,389)	(28,234)	-	(28,234)
Hedging accounting	(447,989)	140,100	(307,889)	(1,262,206)	186,924	(1,075,282)	(1,089,816)	552,120	(537,696)
TOTAL	(2,147,359)	(160,672)	(2,308,031)	(3,158,478)	(152,464)	(3,310,942)	(2,276,042)	(240,502)	(2,516,544)